Fair Value Measurement of Investments	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Abstract]
Fair Value Measurement of Investments

Note 3 - Fair Value Measurement of Investments

The Plan accounts for its financial assets in accordance with Accounting Standards Codification 820, Fair Value Measurements and Disclosures (“ASC 820”), which are carried at fair value on a recurring basis in its financial statements. ASC 820 establishes a fair value hierarchy that requires assets measured at fair value to be categorized into one of three levels based on the inputs used in the valuation. Assets are classified in their entirety based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 - Quoted prices in active markets for identical assets that the Plan has the ability to access.

Level 2 – Observable inputs, other than Level 1 prices, such as quoted prices for similar assets in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 - Unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset.  These Level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset.

In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Plan’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset. There have been no changes in methodology used at December 31, 2025 and 2024.

The Plan’s policy is to recognize transfers between levels of the fair value hierarchy as of the actual date of the event of change in circumstances that caused the transfer.

Assets Measured at Fair Value on a Recurring Basis at December 31, 2025

	Total	Level 1
Mutual funds	$141,510,690	$141,510,690
QCR Holdings, Inc. common stock	12,326,039	12,326,039
Total investments measured at fair value	$153,836,729	$153,836,729

Investments measured at net asset value: (1)
Common collective trust fund	8,873,458
Total investments at fair value	$162,710,187

	Total	Level 1
Mutual funds	$127,288,590	$127,288,590
QCR Holdings, Inc. common stock	15,571,739	15,571,739
Total investments measured at fair value	$142,860,329	$142,860,329

Investments measured at net asset value: (1)
Common collective trust fund	4,464,569
Total investments at fair value	$147,324,898

(1)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

Redemptions of the common collective trusts held by the Plan are allowed daily for participants; however, the plan may be subject to a three-day prior written notice for the Putnam Large Cap Value Trust Fund and prior written notice for the Putnam Small Cap Growth Trust Fund. There are no unfunded commitments.